Expense Example - Yorkville America Anti-Debasement Index ETF - Yorkville America Anti-Debasement Index ETF Class	Oct. 19, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160